Maturity analysis of assets, liabilities and off-balance sheet commitments - Maturity analysis of assets, liabilities and off-balance sheet commitments (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Maturity Analysis For Assets, Liabilities And Off-Balance Sheet Commitments [Line Items]
Deposits by banks	£ 23,076	£ 20,943
Customer accounts	223,279	216,074
Repurchase agreements – non-trading	53,991	32,995
Trading liabilities	42,276	41,265
Financial liabilities designated at fair value	35,744	30,452
Derivatives	172,840	220,313
Debt securities in issue	14,884	7,894
Subordinated liabilities	20,185	18,586
Other financial liabilities	60,344	67,666
Cash flows payable under financial liabilities	646,619	656,188
Loan and other credit-related commitments	131,829	127,913
Financial guarantees	2,401	5,327
Cash flows payable under financial liabilities and other contractual commitments	780,849	789,428
Due not more than 1 month
Disclosure Of Maturity Analysis For Assets, Liabilities And Off-Balance Sheet Commitments [Line Items]
Deposits by banks	19,626	16,178
Customer accounts	197,730	197,400
Repurchase agreements – non-trading	42,743	30,572
Trading liabilities	42,276	41,265
Financial liabilities designated at fair value	12,107	9,558
Derivatives	170,391	218,015
Debt securities in issue	3,305	832
Subordinated liabilities	31	9
Other financial liabilities	57,982	65,307
Cash flows payable under financial liabilities	546,191	579,136
Loan and other credit-related commitments	131,829	127,913
Financial guarantees	2,401	5,327
Cash flows payable under financial liabilities and other contractual commitments	680,421	712,376
Due over 1 month but not more than 3 months
Disclosure Of Maturity Analysis For Assets, Liabilities And Off-Balance Sheet Commitments [Line Items]
Deposits by banks	2,028	36
Customer accounts	14,148	11,821
Repurchase agreements – non-trading	7,801	1,793
Trading liabilities	0	0
Financial liabilities designated at fair value	1,183	1,950
Derivatives	127	88
Debt securities in issue	2,266	3,047
Subordinated liabilities	157	137
Other financial liabilities	292	272
Cash flows payable under financial liabilities	28,002	19,144
Loan and other credit-related commitments	0	0
Financial guarantees	0	0
Cash flows payable under financial liabilities and other contractual commitments	28,002	19,144
Due between 3 and 12 months
Disclosure Of Maturity Analysis For Assets, Liabilities And Off-Balance Sheet Commitments [Line Items]
Deposits by banks	453	2,479
Customer accounts	10,649	6,441
Repurchase agreements – non-trading	1,761	203
Trading liabilities	0	0
Financial liabilities designated at fair value	8,003	4,887
Derivatives	326	391
Debt securities in issue	6,014	2,352
Subordinated liabilities	397	427
Other financial liabilities	691	827
Cash flows payable under financial liabilities	28,294	18,007
Loan and other credit-related commitments	0	0
Financial guarantees	0	0
Cash flows payable under financial liabilities and other contractual commitments	28,294	18,007
Due between 1 and 5 years
Disclosure Of Maturity Analysis For Assets, Liabilities And Off-Balance Sheet Commitments [Line Items]
Deposits by banks	700	1,994
Customer accounts	671	127
Repurchase agreements – non-trading	1,686	427
Trading liabilities	0	0
Financial liabilities designated at fair value	7,589	7,200
Derivatives	798	1,382
Debt securities in issue	1,939	812
Subordinated liabilities	6,478	3,300
Other financial liabilities	159	180
Cash flows payable under financial liabilities	20,020	15,422
Loan and other credit-related commitments	0	0
Financial guarantees	0	0
Cash flows payable under financial liabilities and other contractual commitments	20,020	15,422
Due after 5 years
Disclosure Of Maturity Analysis For Assets, Liabilities And Off-Balance Sheet Commitments [Line Items]
Deposits by banks	269	256
Customer accounts	81	285
Repurchase agreements – non-trading	0	0
Trading liabilities	0	0
Financial liabilities designated at fair value	6,862	6,857
Derivatives	1,198	437
Debt securities in issue	1,360	851
Subordinated liabilities	13,122	14,713
Other financial liabilities	1,220	1,080
Cash flows payable under financial liabilities	24,112	24,479
Loan and other credit-related commitments	0	0
Financial guarantees	0	0
Cash flows payable under financial liabilities and other contractual commitments	£ 24,112	£ 24,479